Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash flows used in operating activities	$ (56,397)	$ (13,143)	$ (1,134)
Net cash flows used in investing activities	4,193	(38,082)	(35,035)
Net cash flows from financing activities	(294)	102,181
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(52,498)	50,956	(36,169)
Cash and cash equivalents at beginning of year	63,150	12,194	48,363
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 10,652	$ 63,150	$ 12,194